COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2021

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 52.0%
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT #4 (g)	12/15/2037	6.00%	6,440,000	6,639,125
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER A	12/1/2049	4.88%	4,630,000	4,962,156
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER B SUBS (g)	12/15/2049	7.63%	698,000	729,598
ASPEN STREET METROPOLITAN DISTRICT (g)	12/1/2050	5.13%	1,075,000	1,116,667
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,700,175
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B (g)	12/15/2041	7.75%	625,000	663,875
BASE VILLAGE METROPOLITAN DISTRICT NO. 2 (g)	12/15/2048	6.50%	3,500,000	3,023,685
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 A SENIORS	12/1/2050	5.50%	4,000,000	4,398,440
BELFORD NORTH METROPOLITAN DISTRICT, SER 2020 B SUBORDINATES (g)	12/15/2050	8.50%	3,475,000	3,624,599
BENNETT CROSSING METROPOLITAN DISTRICT NO. 1	12/1/2049	6.13%	6,160,000	6,772,489
BENNETT RANCH METROPOLITAN DISTRICT NO. 1, SUBs (g)	12/15/2051	7.50%	1,221,000	1,239,181
BENT GRASS METROPOLITAN DISTRICT	12/1/2049	5.25%	1,690,000	1,854,623
BRADBURN METROPOLITAN DISTRICT NO. 2 JUNIOR LIEN SER C (g)	12/15/2051	7.50%	3,271,000	3,279,243
BRAMMING FARM METROPOLITAN DISTRICT #1 (d)	12/1/2044	6.00%	1,965,000	2,071,837
BRENNAN METROPOLITIAN DISTRICT - SENIOR 2016A	12/1/2046	5.25%	1,177,000	1,222,032
BRENNAN METROPOLITAN DISTRICT - SUBORDINATE 2016b (g)	12/15/2046	7.50%	516,000	533,549
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SENIOR 2017A	12/1/2037	5.00%	525,000	556,936
BRIGHTON CROSSING METROPOLITAN DISTRICT NO. 4, SER 2017A	12/1/2047	5.00%	2,965,000	3,132,908
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SUBORDINATE 2017B (g)	12/1/2047	7.00%	670,000	698,140
CASTLEVIEW METROPOLITAN DISTRICT NO. 2	12/1/2050	5.00%	3,435,000	3,740,509
CHERRY HILLS CITY METROPOLITAN DISTRICT (g)	12/1/2047	5.00%	1,380,000	1,508,423
CIELO METROPOLITAN DISTRICT (g)	12/1/2050	5.25%	2,500,000	2,637,550
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	1,040,000	1,126,351
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2, SUBORDINATES (g)	12/15/2049	7.75%	1,425,000	1,490,636
CITYSET METROPOLITAN DISTRICT #2	12/1/2030	3.50%	6,075,000	6,543,686
CITYSET METROPOLITAN DISTRICT #2	12/1/2040	4.38%	8,360,000	9,056,054
CITYSET METROPOLITAN DISTRICT #2	12/1/2045	4.50%	3,180,000	3,439,774
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUBORDINATE 2017B (g)	12/15/2047	8.50%	3,501,000	3,620,594
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.25%	8,300,000	9,141,620
COLLIERS HILL METROPOLITAN DISTRICT NO. 3, SER A	12/1/2048	5.50%	18,250,000	20,082,118
COLLIERS HILL METROPOLITAN DISTRICT NO. 3 SUB SER B (g)	12/15/2043	8.50%	2,213,000	2,222,538
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES B (g)(i)	1/1/2032	0.00%	6,568,890	3,415,823
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 P/O (e)(i)	1/1/2027	0.00%	2,059,269	1,884,478
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 I/O (f)(i)	1/1/2027	9.00%	2,040,631	1,469,254
CECFA - SWALLOW ACADEMY CHARTER SCHOOL (m)	11/15/2027	5.35%	3,365,000	3,447,072
CECFA-NEW VISION CHARTER SCHOOL (m)	6/1/2025	5.38%	23,135,000	23,177,568
CECFA - GRAND PEAK ACADEMY CHARTER SCHOOL (m)	7/1/2025	5.60%	20,975,000	20,997,234
CECFA ADDENBROOKE CLASSICAL ACADEMY (m)	6/1/2027	4.50%	25,285,000	26,015,989
CECFA IMAGINE CHARTER SCHOOL AT FIRESTONE (m)	6/1/2027	4.50%	17,380,000	18,366,836
CECFA - MONARCH MONTESSORI CHARTER SCHOOL - EXCHANGE	5/15/2025	4.75%	8,325,000	8,410,914
CECFA - ACADEMY OF ADVANCED LEARNING (m)	6/1/2027	4.38%	8,420,000	8,593,789
CECFA CHAVEZ/HUERTA PREP ACADEMY (m)	7/1/2027	4.38%	36,525,000	37,366,901
CECFA SWALLOWS CHARTER ACADEMY (m)	11/15/2027	4.38%	6,560,000	6,637,670
CECFA VANGUARD CLASSICAL SCHOOL, SER A (m)	7/1/2027	4.38%	24,500,000	24,752,105
COLORADO HOUSING & FINANCE AUTHORITY (a)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2032	0.00%	8,110,000	4,460,500
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2042	0.00%	10,665,000	5,865,750
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2047	0.00%	8,600,000	4,730,000
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	626,000	649,293
CONIFER METROPOLITAN DISTRICT	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT	12/1/2032	0.00%	1,450,000	580,000

CONIFER METROPOLITAN DISTRICT	12/1/2033	0.00%	1,550,000	620,000
CONSTITUTION HEIGHTS METROPOLITAN DISTRICT	12/1/2049	5.00%	1,765,000	1,941,147
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	1,057,660
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	947,600
CUCHARES RANCH METROPOLITAN DISTRICT	12/1/2045	5.00%	2,039,000	2,115,197
DACONO URBAN RENEWAL AUTHORITY (g)	12/1/2039	6.25%	4,013,000	4,316,142
DENVER INTL BUSINESS CTR METROPOLITAN DISTRICT NO. 1 - SERIES 2019B SUB (g)	12/1/2048	6.00%	4,585,000	4,986,646
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	522,265
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	515,530
E-86 METROPOLITAN DISTRICT (g)	12/1/2051	5.13%	1,015,000	1,053,661
UNITED W & S - EAST CHERRY CREEK (c)	11/15/2023	5.00%	2,269,000	2,275,013
ERIE FARM METROPOLITAN DISTRICT - SERIES 2016A	12/1/2045	5.50%	2,000,000	2,077,420
ERIE HIGHLANDS METROPOLITAN DISTRICT NO2, SER 2018A	12/1/2048	5.25%	6,000,000	6,436,920
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES (g)	12/15/2048	7.63%	1,819,000	1,911,842
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 1, SER B SUBS (g)	12/15/2049	7.00%	611,000	620,941
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	2,074,960
FLYING HORSE METROPOLITAN DISTRICT NO. 2 SER 2020 SUBS (g)(m)	12/15/2050	7.25%	15,405,000	16,116,557
FLYING HORSE METROPOLITAN DISTRICT NO 3 (g)	12/1/2049	6.00%	2,965,000	3,167,628
FOREST TRACE METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	683,000	725,264
FORT LUPTON GOLF COURSE (a)	12/15/2037	0.00%	620,000	6,200
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2026	4.00%	556,000	576,972
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	775,000	800,172
GREEN GABLES METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.30%	1,241,000	1,302,740
GREEN GABLES METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	740,000	786,169
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE (g)	12/15/2048	8.25%	1,689,000	1,776,879
GREEN VALLEY RANCH EAST METROPOLITAN DISTRICT NO. 6	12/1/2050	5.88%	3,325,000	3,699,462
HIGHLANDS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	5.13%	1,960,000	2,034,617
HIGHLANDS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,269,000	1,312,565
HIGHLANDS-MEAD METROPOLITAN DISTRICT	12/1/2050	5.13%	1,395,000	1,525,795
HUNTER’S OVERLOOK METROPOLITAN DISTRICT NO. 5, SUBS (g)	12/15/2049	8.50%	1,827,000	1,911,133
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	8.00%	4,770,000	2,385,000
INDY OAK TOD METROPOLITAN DISTRICT SER A	12/1/2050	5.50%	1,075,000	1,195,002
INDY OAK TOD METROPOLITAN DISTRICT SER B (g)	12/15/2050	8.00%	736,000	789,169
INSPIRATION METROPOLITAN DISTRICT, SER D (m)	12/15/2051	7.50%	2,487,000	2,486,304
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,630,815
JEFFERSON CENTER METROPOLITAN DISTRICT NO. 1 SUB SER B (g)	12/15/2050	5.75%	7,500,000	8,100,450
KARL’S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2040	5.38%	515,000	569,884
KARL’S FARM METROPOLITAN DISTRICT NO. 2, SER A	12/1/2050	5.63%	1,415,000	1,563,066
LEGATO COMMUNITY AUTHORITY	12/1/2036	4.00%	2,130,000	2,234,327
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2025	4.00%	500,000	519,805
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2033	4.38%	2,905,000	3,014,983
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2045	5.00%	1,525,000	1,583,179
LEYDEN ROCK METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2045	7.25%	1,195,000	1,236,431
LEYDEN ROCK METROPOLITAN DISTRICT #10 - JUNIOR LIEN 2017C (g)	12/15/2049	10.75%	1,025,000	1,056,960
LINCOLN MEADOWS METROPOLITAN DISTRICT	12/1/2031	8.00%	7,150,000	7,557,336
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,670,000	1,722,839
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES (g)	12/15/2028	7.63%	1,140,000	1,214,385
LORETTO HEIGHTS COMNTY AUTHORITY (g)	12/1/2051	4.88%	5,000,000	5,062,750
MARIN METROPOLITAN DISTRICT (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
MARVELLA METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.13%	1,393,000	1,461,605
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 A	12/1/2050	5.75%	1,190,000	1,326,445
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 B SUBS (g)	12/15/2050	8.25%	622,000	666,622
MEADOWS METROPOLITAN DISTRICT #1 (k)	6/1/2029	8.00%	30,730,000	33,668,710
MEADOWS METROPOLITAN DISTRICT #2 (k)	6/1/2029	8.00%	23,830,000	26,108,863
MEADOWS METROPOLITAN DISTRICT #7 (k)	6/1/2029	8.00%	15,440,000	16,916,527
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2040	4.88%	520,000	565,781
MEADOWLARK METROPOLITAN DISTRICT SER A	12/1/2050	5.13%	750,000	820,320
MIDCITIES METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	1,919,000	1,983,881
MIRABELLE METROPOLITAN DISTRICT NO. 2 SER 2020A SENIORS	12/1/2049	5.00%	1,250,000	1,356,888
MIRABELLE METROPOLITAN DISTRICT NO. 2, SER B SUBS (g)	12/15/2049	7.38%	1,473,000	1,530,624

MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004A (g)	6/1/2043	7.00%	197,916	197,972
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004B (g)	6/1/2043	7.00%	1,410,000	1,410,395
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004C (e)(g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,800,000	1,860,390
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2018C-1 (g)	12/15/2040	10.00%	1,994,000	2,057,868
MUEGGE FARMS METROPOLITAN DISTRICT #1 (g)	12/1/2051	5.00%	3,000,000	3,003,570
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,540,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,880,000
NINE MILE METROPOLITAN DISTRICT	12/1/2030	4.63%	1,125,000	1,250,066
NINE MILE METROPOLITAN DISTRICT	12/1/2040	5.13%	2,500,000	2,791,575
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	6.75%	6,735,000	5,879,251
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	8.50%	1,810,000	1,611,153
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SENIOR 2016A	12/1/2036	6.00%	3,393,000	3,517,455
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	8.25%	1,188,000	1,227,560
NORTH RANGE METROPOLITAN DISTRICT NO. 3, SER A	12/1/2040	5.00%	2,000,000	2,228,300
OVERLOOK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.50%	1,500,000	1,557,510
PAINTED PRAIRIE PUBLIC IMPROVEMENT AUTHORITY	12/1/2029	4.00%	1,000,000	1,087,410
PALISADE METROPOLITAN DISTRICT #2	12/1/2031	4.38%	2,229,000	2,310,559
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.88%	2,075,000	2,156,236
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	8.00%	525,000	542,918
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 - SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,886,397
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2040	5.00%	2,140,000	2,347,858
PARKDALE COMMUNITY AUTHORITY SER A	12/1/2050	5.25%	3,335,000	3,655,794
PARKDALE COMMUNITY AUTHORITY SUB SER B (g)	12/15/2050	7.75%	2,424,000	2,549,030
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	1,983,000	2,178,742
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B (g)	12/15/2032	8.00%	3,785,000	4,005,060
PIONEER CMNTY AUTH BRD	12/15/2050	6.75%	24,592,000	26,129,000
PIONEER METROPOLITAN DISTRICT #3 (g)	12/1/2046	6.50%	3,183,000	3,294,341
THE PLAZA METROPOLITAN DISTRICT #1 (m)	12/1/2022	5.00%	500,000	524,515
THE PLAZA METROPOLITAN DISTRICT #1 (m)	12/1/2040	5.00%	7,850,000	8,083,302
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS (m)	7/1/2029	4.95%	6,620,000	6,752,996
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS, A (m)	7/1/2029	4.95%	21,320,000	21,748,319
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY (m)	7/1/2029	4.95%	14,620,000	14,913,716
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY TXBL (m)	7/1/2026	4.95%	3,310,000	3,382,721
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS (m)	7/1/2029	4.95%	10,720,000	10,935,365
PUBLIC FINANCE AUTH CHARTER SCHOOL-WINDSOR (m)	7/1/2029	4.95%	13,210,000	13,475,389
PFA AURORA CHARTER SCHOOL BC PROJ, SER B - FED EXEMPT/STATE TAXABLE (m)	7/1/2029	4.75%	18,365,000	18,560,036
PUBLIC FINANCE AUTHORITY - COLORADO SKIES ACADEMY CHARTER SCHOOL, SER A (m)	7/1/2025	5.63%	10,290,000	10,298,335
PFA DOUGLAS COUNTY CHARTER SCHOOL BC, SER 2020A (m)	7/1/2029	4.65%	30,830,000	31,122,577
PUBLIC FINANCE AUTHORITY - MONUMENT ACADEMY SER. 2019A (m)	6/1/2026	5.00%	28,725,000	29,232,284
RAVENNA METROPOLITAN DISTRICT CONV CABS - SUBORDINATE SERIES 2017B (d)	12/15/2026	7.50%	8,000,000	8,299,360
REATA RIDGE VILLAGE METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	900,000	977,427
RENDEZVOUS METROPOLITAN DISTRICT NO 4 - SUBORDINATE, SERIES 2018B (g)	10/15/2048	8.00%	1,189,000	1,240,068
REX RANCH METROPOLITAN DISTRICT - SUBORDINATE 2018B (g)	12/15/2047	7.88%	445,000	469,644
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROCK CREEK METROPOLITAN DISTRICT A-1 (g)	12/1/2041	4.50%	2,230,000	2,258,076
ROCK CREEK METROPOLITAN DISTRICT A-1 (g)	12/1/2050	4.75%	3,880,000	3,925,784
ROCK CREEK METROPOLITAN DISTRICT A-2 SUB CASH FLOW (g)	12/1/2031	4.00%	3,432,000	3,486,569
ROSE HILL ACRES METROPOLITAN DISTRICT, SER A	12/1/2050	5.00%	2,990,000	3,277,967
ROSE HILL ACRES METROPOLITAN DISTRICT, SER B SUB (g)	12/15/2050	8.75%	910,000	952,897
ROUTT CNTY LID - SERIES 2004A	8/1/2024	6.50%	68,000	68,166
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B I/O (f)(i)	12/31/2042	0.00%	242,645	26,691
SABELL METROPOLITAN DISTRICT, SER 2020 B3 SUBS (g)	12/15/2050	8.25%	605,000	627,101
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	1,037,550
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.63%	1,500,000	1,551,570
64TH AVENUE ARI AUTHORITY (g)	12/1/2043	6.50%	5,000,000	5,432,900
SOLARIS METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.00%	1,000,000	1,035,820
SOLITUDE METROPOLITAN DISTRICT (j)	12/1/2026	7.00%	3,520,000	2,288,000
SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2040	5.00%	1,410,000	1,550,168

SPRING VALLEY METROPOLITAN DISTRICT NO. 4	12/1/2050	5.12%	1,775,000	1,944,246
SPRING VALLEY METROPOLITAN DISTRICT NO. 4 SUB (g)	12/15/2050	7.63%	2,811,000	2,952,478
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,601,760
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017B (g)	12/15/2047	7.63%	1,083,000	1,145,608
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2029	4.00%	1,615,000	1,757,863
STC METROPOLITAN DISTRICT NO. 2	12/1/2038	5.00%	8,160,000	8,968,738
STC METROPOLITAN DISTRICT, SER 2019 SUBS (g)	12/15/2049	8.00%	3,954,000	4,123,627
STETSON RIDGE METROPOLITAN DISTRICT NO. 3, SUBs (g)(m)	12/15/2042	7.50%	345,000	363,092
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TABLE MOUNTAIN METROPOLITAN DISTRICT - SENIOR SERIES 2016A	12/1/2045	5.25%	1,589,000	1,649,922
TABLE MOUNTAIN METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.75%	570,000	605,562
TALLYN’S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,294,119
THOMPSON CROSSING METROPOLITAN DISTRICT NO #4	12/1/2039	5.00%	1,410,000	1,545,163
THOMPSON CROSSING METROPOLITAN DISTRICT NO. 4	12/1/2049	5.00%	1,315,000	1,423,395
TRAILS AT CROWFOOT METROPOLITAN DISTRICT NO 3 (g)	12/15/2049	9.00%	3,135,000	3,285,386
VDW METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.25%	1,459,000	1,513,683
VALAGUA METROPOLITAN DISTRICT	12/1/2037	0.00%	11,500,000	2,196,500
VILLAS EASTLAKE RESERVOIR METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)(m)	12/15/2046	8.00%	355,000	366,534
WESTCREEK METROPOLITAN DISTRICT NO 2	12/1/2048	5.38%	1,300,000	1,410,214
WESTOWN METROPOLITAN DISTRICT - SENIOR SERIES 2017A	12/1/2047	5.00%	1,392,000	1,481,130
WHISPERING PINES METROPOLITAN DISTRICT #1 - SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	2,117,700
WHITE BUFFALO METROPOLITAN DISTRICT, NO. 3	12/1/2050	5.50%	2,780,000	3,066,340
WILD PLUM METROPOLITAN DISTRICT, SER A	12/1/2049	5.00%	595,000	650,174
WILLOW SPRINGS METROPOLITAN DISTRICT, SER 2019B SUBORDINATES (g)	12/15/2049	7.75%	650,000	679,842
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-2	12/15/2040	7.50%	3,358,000	3,517,572
WYNDHAM HILL METROPOLITAN DISTRICT NO. 2 2020B SUBS (g)	12/15/2049	7.63%	9,600,000	10,297,536

Colorado (amortized cost $859,846,694)			912,310,351	880,709,049

Colorado Municipal Bonds (amortized cost $859,846,694)			$912,310,351	$880,709,049

Other Municipal Bonds 7.3%
South Dakota 76.7%
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2036	5.75%	$6,055,000	$5,595,123
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2026	5.00%	2,765,000	2,716,917
FLANDREAU SANTEE SIOUX TRIBE (m)	1/1/2031	5.50%	3,565,000	3,385,288
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B (m)	1/1/2038	6.00%	6,120,000	6,149,376
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C (m)	1/1/2038	6.00%	5,450,000	5,476,160
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2023	8.28%	875,000	886,165
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2024	8.28%	950,000	969,038
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2025	8.28%	1,030,000	1,054,226
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2026	8.28%	1,115,000	1,148,996
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2027	8.28%	1,205,000	1,249,224
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2028	8.28%	1,305,000	1,356,182
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A (m)	1/1/2033	8.28%	8,670,000	9,121,880
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2025	5.75%	740,000	750,523
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2026	5.75%	785,000	798,612
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2027	5.75%	830,000	846,841
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2028	5.75%	875,000	895,204
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2029	5.75%	930,000	953,948
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2030	5.75%	980,000	1,007,705
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2031	5.75%	1,040,000	1,069,401
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2032	5.75%	1,095,000	1,125,956
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2033	5.75%	1,160,000	1,192,793
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2034	5.75%	1,225,000	1,259,631
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2035	5.75%	1,300,000	1,336,751
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2040	6.00%	7,730,000	7,946,208
FLANDREAU SANTEE SIOUX TRIBE - TRIBAL HEALTHCARE (m)	7/1/2045	6.25%	10,395,000	10,682,630
LOWER BRULE SIOUX TRIBE (m)	3/1/2025	5.88%	1,210,000	1,167,287
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2022	5.00%	750,000	751,125
OGLALA SIOUX TRIBE, SERIES 2018 (m)	7/1/2028	5.50%	3,300,000	3,406,227

OGLALA SIOUX TRIBE, SERIES 2018 (m)	7/1/2037	6.00%	9,270,000	9,333,036
OGLALA SIOUX TRIBE, SERIES 2018B (m)	9/1/2041	6.50%	6,360,000	6,531,148
OGLALA SIOUX TRIBE OF PINE RIDGE (m)	10/1/2024	5.50%	1,985,000	1,986,648
OGLALA SIOUX TRIBE, SERIES 2018C (m)	10/1/2026	8.00%	800,000	872,512
OGLALA SIOUX TRIBE, SER 2019A (m)	10/1/2027	4.50%	2,370,000	2,372,417

South Dakota (amortized cost $94,223,452)			94,235,000	95,395,175

Puerto Rico 9.7%
COMMONWEALTH OF PUERTO RICO (a)	7/1/2035	8.00%	2,500,000	2,068,750
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2034	4.50%	277,000	306,816
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	140,000	158,990
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	1,028,000	1,167,849
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2058	5.00%	2,600,000	2,996,812
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2024	0.00%	140,000	134,466
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2027	0.00%	267,000	244,430
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2029	0.00%	260,000	226,764
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2031	0.00%	336,000	270,873
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2033	0.00%	378,000	283,848
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2046	0.00%	3,597,000	1,182,909
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2051	0.00%	2,930,000	697,926
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.329% SER A-2 7/1/2040	7/1/2040	4.33%	1,424,000	1,596,033
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.536% SER A-2 7/1/2053	7/1/2053	4.54%	43,000	48,263
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.784% SER A-2 7/1/2058	7/1/2058	4.78%	571,000	650,295

Puerto Rico (amortized cost $9,614,940)			16,491,000	12,035,025

Oregon 4.7%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS (m)	10/1/2023	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

Arizona 4.1%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY (m)	7/1/2027	5.25%	5,000,000	5,095,850

Arizona (amortized cost $5,000,000)			5,000,000	5,095,850

California 1.9%
FREDDIE MAC (g)(j)	1/1/2037	9.75%	2,408,276	2,408,276

California (amortized cost $2,408,276)			2,408,276	2,408,276

Washington 1.8%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	2,185,000	2,206,129

Washington (amortized cost $2,045,947)			2,185,000	2,206,129

Missouri 0.8%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	185,000	185,829
ST LOUIS INDL DEV AUTH SR HSG—SENIOR SERIES 2005A	5/1/2027	6.75%	834,000	833,983

Missouri (amortized cost $1,019,000)			1,019,000	1,019,812

Oklahoma 0.4%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	469,589

Oklahoma (amortized cost $450,000)			450,000	469,589

Other Municipal Bonds (amortized cost $120,576,615)			$127,603,276	$124,444,855

Short-Term Municipal Bonds 4.6%
Multi-State 62.7%
FREDDIE MAC AMT (LOC 6)	11/15/2036	0.06%	$7,826,000	$7,826,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	0.08%	21,785,000	21,785,000
FREDDIE MAC VR (LOC 6)	12/15/2045	0.06%	18,870,000	18,870,000

Multi-State (amortized cost $48,481,000)			48,481,000	48,481,000

Colorado 36.4%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	0.08%	1,575,000	1,575,000
BOULDER COUNTY - BOULDER COLLEGE OF MASSAGE (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	0.07%	8,270,000	8,270,000
COLORADO HOUSING & FINANCE AUTHORITY - SERIES 2007A (LOC 3)	1/1/2032	0.08%	5,695,000	5,695,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	0.03%	1,300,000	1,300,000
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1 (j)	7/1/2022	0.00%	1,006,000	1,006,000
MESA COUNTY -ENSTROM CANDIES INC PROJ	7/1/2022	0.23%	235,000	235,000
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2021	0.00%	15,000	14,810
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B P/O (e)(i)	12/31/2021	0.00%	24,707	22,237
SHERIDAN REDEVLOPMENT AGENCY - SERIES 2011A-1 (LOC 5)	12/1/2029	0.05%	5,200,000	5,200,000
SOUTHGLENN METROPOLITAN DISTRICT	12/1/2021	3.00%	533,000	535,713

Colorado (amortized cost $27,644,344)			28,168,707	28,168,760

South Dakota 0.9%
OGLALA SIOUX TRIBE, SERIES 2020 (m)	3/1/2022	4.00%	700,000	701,792

South Dakota (amortized cost $700,000)			700,000	701,792

Short-Term Municipal Bonds (amortized cost $76,825,344)			$77,349,707	$77,351,552

Colorado Capital Appreciation and Zero Coupon Bonds 4.1%
Colorado 100.0%
BELLA MESA METROPOLITAN DISTRICT CONV CABS SER A (m)	12/1/2049	0.00%	$3,780,000	$3,130,747
CONIFER METROPOLITAN DISTRICT (a)(d)(j)	12/1/2031	0.00%	7,470,000	2,988,000
MAYFIELD METROPOLITAN DISTRICT, SER 2020C	12/15/2050	3.00%	766,000	270,720
PV-ERU HOLDING TRUST (a)(m)	12/15/2037	0.00%	14,000,000	2,940,000
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	710,000	149,100
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	3,122,000	655,620
PV-ERU HOLDING TRUST (a)(m)	2/14/2039	0.00%	13,168,000	2,765,280
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017A (d)	12/1/2046	5.00%	33,685,000	35,457,842
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2022	0.00%	170,000	162,756
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2023	0.00%	325,000	301,525
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2024	0.00%	490,000	437,345
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2025	0.00%	585,000	496,700
SOUTHSHORE METROPOLITAN DISTRICT NO. 2 SUB B (g)	12/15/2041	4.13%	9,690,000	11,375,091
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2025	3.00%	555,000	583,999
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB (d)	12/1/2045	8.00%	6,685,000	6,845,707
WILDWING METROPOLITAN DISTRICT #1 (d)	12/1/2023	0.00%	725,000	607,507

Colorado (amortized cost $72,587,046)			95,926,000	69,167,938

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $72,587,046)			$95,926,000	$69,167,938

Colorado Taxable Certificates/Notes/Bonds 0.6%
Colorado 100.0%
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS TXBL (m)	7/1/2026	7.00%	$5,975,000	$6,050,046
PFA AURORA CHARTER SCHOOL BC PROJECT SER C - TAXABLE (m)	7/1/2029	7.00%	1,235,000	1,230,678
WOODMEN HEIGHTS METROPOLITAN DISTRICT NO. 2 SER B-1 TAXABLE BOTH ST & FED INITIALLY	12/15/2040	6.25%	1,830,000	1,975,979
TABERNASH POLE CREEK NOTE (a)(j)	12/31/2021	0.00%	227,347	88,199

Colorado (amortized cost $9,267,347)			9,267,347	9,344,902

Colorado Taxable Certificates/Notes/Bonds (amortized cost $9,267,347)			$9,267,347	$9,344,902

Total investments, at value (amortized cost $1,139,103,046)	68.5%			$1,161,018,296
Other assets net of liabilities	31.5%			532,665,749

Net Assets	100.0%			$1,693,684,045

COLORADO BONDSHARES—A TAX-EXEMPT FUND

Schedule of Investments — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2021. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2021.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,936,142 and a value of $6,818,483 or less than 1.0% of net assets, as of June 30, 2021.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $480,895,372, representing 28.39% of net assets.

COLORADO BONDSHARES—A TAX-EXEMPT FUND

Schedule of Investments — (unaudited) — (Continued)

June 30, 2021

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	BNP Paribas

2.	FHLB Topeka

3.	US Bank, N. A.

4.	Royal Bank of Canada

5.	JPMorgan Chase Bank, N.A.

6.	Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

P/O-Principal Only

COLORADO BONDSHARES—A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2021 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $67,372,347 and such bonds have a value of $21,304,799 or 1.26% of net assets, as of June 30, 2021. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $15,056,250 or 0.89% of net assets, as of June 30, 2021. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2021:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Total Securities June 30, 2021
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	877,853,399	122,036,579	71,024,552	66,179,938	9,256,703	1,146,351,171
Level 3 Securities	3,861,650	2,408,276	5,321,000	2,988,000	88,199	14,667,125

Totals	$881,715,049	$124,444,855	$76,345,552	$69,167,938	$9,344,902	$1,161,018,296

From September 30, 2020 to June 30, 2021 there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (97.5% of the June 30, 2021 balance of $92,740,878). Approximately $184,183,988 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $76,843,245 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2021 the interest rates paid on these obligations ranged from 0.03% to 0.23%.

Income Tax Information

At June 30, 2021 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,139,103,046

Gross unrealized appreciation	$54,765,050
Gross unrealized (depreciation)	(32,849,800)

Net unrealized appreciation (depreciation) of investments	$21,915,250

Litigation

The Fund is periodically involved in various legal proceedings. At June 30, 2021, the Fund has a litigation accrual of $209,797 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2021 that was filed with the Securities and Exchange Commission (“SEC”) on June 7, 2021. The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of June 30, 2021 is set forth in the Schedule of Investments.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowners association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated TABOR.

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August of 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District, and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014, entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

On April 21, 2016, the Colorado Court of Appeals issued an Opinion (the “April 2016 Opinion”), in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The April 2016 Opinion created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the April 2016 Opinion may have on other special district financings. The Colorado General Assembly unanimously passed the legislation, and it was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the April 2016 Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of its April 2016 Opinion as unnecessary. That Petition was filed on May 5, 2016, and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the April 2016 Opinion on various grounds. On November 7, 2016, the Supreme Court granted the petition for review. On December 11, 2017, the Supreme Court reversed the April 2016 Opinion on the grounds that all claims challenging the election held by the District in 2007 were barred under C.R.S. § 1-11-213(4) (which requires an election contest to be filed no later than 10 days after the certification of the results of an election). The Supreme Court, however, remanded the case back to the Court of Appeals to decide issues that were not decided in the April 2016 Opinion.

On January 8, 2018, Landmark filed a Petition for Rehearing asking the Supreme Court to reconsider its decision to reverse the April 2016 Opinion. On January 22, 2018, the Supreme Court denied the Petition for Rehearing.

On May 5, 2018, the Court of Appeals issued an opinion on remanded issues (the “May 2018 Opinion”), concluding that the due process rights of the District taxpayers were violated and upholding the injunction that prevents the District from collecting taxes for repayment of the Bonds.

The Fund filed a petition with the Colorado Supreme Court to review the May 2018 Opinion on various grounds. The petition to the Colorado Supreme Court was fully briefed on August 31, 2018. The Colorado Supreme Court denied the petition for review on March 25, 2019.

Because the May 2018 Opinion was based on federal due process, on August 21, 2019, the Fund filed a Petition for Writ of Certiorari with the U.S. Supreme Court seeking review and reversal of the May 2018 Opinion. The U.S. Supreme Court denied the Petition for Writ of Certiorari on November 25, 2019.

There was a hearing held on June 18, 2020 in Arapahoe County Court for the parties to present their arguments regarding amount and responsibility for legal fees. The amount of reimburseable legal fees was set at $348,490.74 to be paid by the district from funds on hand. Colorado BondShares was not found to be responsible for any of the fees although the funds on hand by the district might otherwise have gone to pay debt service to Colorado BondShares. On July 16, 2021 the owner of the unimproved parcel petitioned the court to avoid responsibility for payment of property taxes, relying in large part on the prior decisions of the courts relating to the Landmark property. Colorado BondShares has filed a motion to dismiss the claims on several grounds, including that the owner’s claims are beyond the statute of limitations.

As a result of the foregoing, the tax revenues originally pledged to pay the Bonds have been reduced, and such reduction may have adverse effects on dividend distributions and net asset values of the Fund.